Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term prepayment to a related party	$ 0	$ 10,104,000
Long-term prepayment to a related party	0	259,000
Accounts payable to a related party	331,000	332,000
Accounts payable	50,782,000	57,438,000
Receipts in advance and deferred revenue	39,178,000	43,842,000
Accrued salary and benefits	55,592,000	49,450,000
Accrued liabilities to suppliers	17,240,000	22,987,000
Tax payables	18,471,000	31,214,000
Other accrued liabilities	14,893,000	14,872,000
Long-term deferred tax liabilities	5,748,000	12,334,000
Treasury shares, shares	1,510,000	1,181,000
Class A ordinary shares [Member]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000
Ordinary shares, outstanding	22,977,000	23,184,000
Class B ordinary shares [Member]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000
Ordinary shares, outstanding	82,490,000	82,490,000
Consolidated VIEs [Member]
Accounts payable	27,153,000	25,986,000
Receipts in advance and deferred revenue	37,871,000	43,252,000
Accrued salary and benefits	2,727,000	2,316,000
Accrued liabilities to suppliers	14,295,000	9,314,000
Tax payables	5,139,000	1,453,000
Other accrued liabilities	9,618,000	9,530,000
Long-term deferred tax liabilities	1,799,000	3,777,000
Long-term contingent consideration	$ 1,929,000	$ 4,162,000